Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Television & Home Entertainment	$ 3,754	$ 43,373	$ 4,815,491	$ 356,150
Licensing & Merchandising	66,812	153,213	472,134	463,213
Genius Brands Network	22,009	1,505	38,779	33,644
Product Sales	638	0	9,324	13,868
Total Revenues	93,213	198,091	5,335,728	866,875
Operating Expenses:
Marketing and Sales	60,980	89,504	662,373	1,035,128
Direct Operating Costs	(26,749)	23,069	4,257,427	279,217
General and Administrative	1,322,452	1,400,925	5,329,718	6,017,391
Total Operating Expenses	1,356,683	1,513,498	10,249,518	7,331,736
Loss from Operations	(1,263,470)	(1,315,407)	(4,913,790)	(6,464,861)
Other Income (Expense):
Other Income	279	26	8,281	6,651
Interest Expense	(273)	(853)	(3,227)	(2,675)
Interest Expense - Related Parties			0	(8,503)
Gain on Distribution Contracts			0	258,103
Loss on Impairment of Assets			0	(1,850)
Net Other Income	6	(827)	5,054	251,726
Loss before Income Taxes	(1,263,464)	(1,316,234)	(4,908,736)	(6,213,135)
Income Tax Expense	0	0	0	0
Net Loss	$ (1,263,464)	$ (1,316,234)	$ (4,908,736)	$ (6,213,135)
Net Loss per Common Share (Basic And Diluted)	$ (0.18)	$ (0.26)	$ (0.81)	$ (1.59)
Weighted Average Shares Outstanding (Basic and Diluted)	6,856,517	5,020,154	6,084,732	3,915,178